Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowances	$ 802	$ 876
Series preferred stock, par value	$ 0.1	$ 0.1
Series preferred stock, shares issued	0	0
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares issued	2,967,610,119	2,967,610,119